INTEREST COSTS	12 Months Ended
Dec. 31, 2019
Interest Expense [Abstract]
INTEREST COSTS
INTEREST COSTS
Interest costs consist of interest incurred on the long-term debt, the commitment fee and amortization of the deferred financing cost related to the Initial Credit Facility and the DVB Credit Facility described in Note 7.

	Successor	Predecessor
	For the period April 9 to December 31, 2019	For the period January 1 to April 8, 2019	For the year ended December 31,
In thousands of U.S. dollars			2018	2017
Interest costs	$6,571	$2,445	$7,574	$4,428
Amortization of deferred financing costs	0	90	359	359
Commitment fee	0	20	98	93
Total interest costs	$6,571	$2,555	$8,031	$4,880